Exhibit 99.1

World Omni Auto Receivables Trust 2022-C
Monthly Servicer Certificate
January 31, 2023

Dates Covered
Collections Period	01/01/23 - 01/31/23
Interest Accrual Period	01/17/23 - 02/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/22	845,647,324.34	38,539
Yield Supplement Overcollateralization Amount 12/31/22	81,850,153.86	0
Receivables Balance 12/31/22	927,497,478.20	38,539
Principal Payments	30,736,668.10	1,069
Defaulted Receivables	799,013.49	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/23	77,991,292.84	0
Pool Balance at 01/31/23	817,970,503.77	37,446

Pool Statistics	$ Amount	# of Accounts
Pool Factor	79.75%
Prepayment ABS Speed	1.50%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	8,417,507.64	301
Past Due 61-90 days	2,814,128.82	96
Past Due 91-120 days	735,648.21	28
Past Due 121+ days	0.00	0
Total	11,967,284.67	425

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.34%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	509,831.68
Aggregate Net Losses/(Gains) - January 2023	289,181.81
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.37%
Prior Net Losses/(Gains) Ratio	0.45%
Second Prior Net Losses/(Gains) Ratio	0.38%
Third Prior Net Losses/(Gains) Ratio	0.14%
Four Month Average	0.34%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.10%

Overcollateralization Target Amount	7,361,734.53
Actual Overcollateralization	7,361,734.53
Weighted Average Contract Rate	4.38%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	55.75

Flow of Funds	$ Amount
Collections	34,695,504.06
Investment Earnings on Cash Accounts	22,086.12
Servicing Fee	(772,914.57)
Transfer to Collection Account	-
Available Funds	33,944,675.61

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,418,681.97
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	4,935,994.65
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,130,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,361,734.53
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,939,470.96

Total Distributions of Available Funds	33,944,675.61

Servicing Fee	772,914.57
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 01/17/23	838,036,498.42
Principal Paid	27,427,729.18
Note Balance @ 02/15/23	810,608,769.24

Class A-1
Note Balance @ 01/17/23	36,256,498.42
Principal Paid	27,427,729.18
Note Balance @ 02/15/23	8,828,769.24
Note Factor @ 02/15/23	4.2041758%

Class A-2
Note Balance @ 01/17/23	404,700,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	404,700,000.00
Note Factor @ 02/15/23	100.0000000%

Class A-3
Note Balance @ 01/17/23	252,900,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	252,900,000.00
Note Factor @ 02/15/23	100.0000000%

Class A-4
Note Balance @ 01/17/23	98,700,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	98,700,000.00
Note Factor @ 02/15/23	100.0000000%

Class B
Note Balance @ 01/17/23	30,350,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	30,350,000.00
Note Factor @ 02/15/23	100.0000000%

Class C
Note Balance @ 01/17/23	15,130,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	15,130,000.00
Note Factor @ 02/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,577,475.47
Total Principal Paid	27,427,729.18
Total Paid	30,005,204.65

Class A-1
Coupon	2.96900%
Interest Paid	86,714.47
Principal Paid	27,427,729.18
Total Paid to A-1 Holders	27,514,443.65

Class A-2
Coupon	3.73000%
Interest Paid	1,257,942.50
Principal Paid	0.00
Total Paid to A-2 Holders	1,257,942.50

Class A-3
Coupon	3.66000%
Interest Paid	771,345.00
Principal Paid	0.00
Total Paid to A-3 Holders	771,345.00

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.5474663
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.1083923
Total Distribution Amount	29.6558586

A-1 Interest Distribution Amount	0.4129260
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	130.6082342
Total A-1 Distribution Amount	131.0211602

A-2 Interest Distribution Amount	3.1083333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	3.1083333

A-3 Interest Distribution Amount	3.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.0500000

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	179.96
Noteholders' Third Priority Principal Distributable Amount	551.63
Noteholders' Principal Distributable Amount	268.41

Account Balances	$ Amount
Reserve Account
Balance as of 01/17/23	5,058,901.50
Investment Earnings	18,063.14
Investment Earnings Paid	(18,063.14)
Deposit/(Withdrawal)	-
Balance as of 02/15/23	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,260,189.12	$7,319,183.29	$5,507,505.80
Number of Extensions	168	229	177
Ratio of extensions to Beginning of Period Receivables Balance	0.57%	0.76%	0.56%